Credit Facilities (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 16, 2020 USD ($)	Aug. 10, 2020 USD ($)	Mar. 13, 2019 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 01, 2019 USD ($) property	Oct. 31, 2016 property
Line of Credit Facility [Line Items]
Real estate investments, at cost					$ 2,621,723	$ 2,481,067
Outstanding balance					$ 674,551	$ 605,269
Minimum cash, cash equivalents, and borrowing capacity		$ 50,000
Effective interest rate					3.29%	4.14%
Preferred stock, dividend rate, percentage					7.375%	7.375%
Preferred stock, par value (in usd per share) | $ / shares					$ 0.01
Percent distribution in excess of modified funds from operations		95.00%
Stock repurchased, authorized amount		$ 50,000
Notional Amount								$ 88,700
Repayments of credit facility borrowings					$ 26,091	$ 368,300	$ 80,000
Day Prior to Commencement Quarter
Line of Credit Facility [Line Items]
Current borrowing capacity, base percent		62.50%
Covenant Period July 1 2020 through June 30 2021
Line of Credit Facility [Line Items]
Current borrowing capacity, base percent		67.50%
Covenant Period from June 30 2021 through Commencement Quarter
Line of Credit Facility [Line Items]
Current borrowing capacity, base percent		65.00%
Covenant Period After Commencement Quarter
Line of Credit Facility [Line Items]
Current borrowing capacity, base percent		62.50%
Covenant Period July 1 2020 through March 31 2021
Line of Credit Facility [Line Items]
Fixed charge coverage ratio		1.00
Covenant Period From April 1 2021 through June 30 2021
Line of Credit Facility [Line Items]
Fixed charge coverage ratio		1.00
Covenant Period after June 30 2021
Line of Credit Facility [Line Items]
Fixed charge coverage ratio		1.00
Mortgage Notes Payable
Line of Credit Facility [Line Items]
Real estate investments pledged as collateral					$ 860,000
Effective interest rate					3.94%	3.90%
Term Loan
Line of Credit Facility [Line Items]
Extension period			1 year
Maximum borrowing capacity			$ 480,000
Fannie Mae Master Credit Facilities
Line of Credit Facility [Line Items]
Real estate investments, at cost					$ 600,000
Repayments of credit facility borrowings				$ 4,200
New Credit Facilities
Line of Credit Facility [Line Items]
Real estate investments, at cost					900,000
New Credit Facilities | Day Prior to Commencement Quarter
Line of Credit Facility [Line Items]
Minimum cash, cash equivalents, and borrowing capacity		$ 100,000
New Credit Facilities | Commencement Quarter
Line of Credit Facility [Line Items]
Minimum cash, cash equivalents, and borrowing capacity		$ 30,000
Fannie Credit Facility | Interest rate caps
Line of Credit Facility [Line Items]
Number of instruments | property								2	2
Interest rate cap									3.50%
Minimum | Covenant Period July 1 2020 through March 31 2021
Line of Credit Facility [Line Items]
Fixed charge coverage ratio		1.50
Minimum | Covenant Period From April 1 2021 through June 30 2021
Line of Credit Facility [Line Items]
Fixed charge coverage ratio		1.55
Minimum | Covenant Period after June 30 2021
Line of Credit Facility [Line Items]
Fixed charge coverage ratio		1.60
Minimum | New Credit Facilities | Commencement Quarter
Line of Credit Facility [Line Items]
Current borrowing capacity, base percent		55.00%
London Interbank Offered Rate (LIBOR) | Minimum | Commencement Quarter
Line of Credit Facility [Line Items]
Floor interest rate		0.00%
London Interbank Offered Rate (LIBOR) | Minimum | Term Loan | Covenant Period August 10 2020
Line of Credit Facility [Line Items]
Interest rate		1.80%
London Interbank Offered Rate (LIBOR) | Maximum | Commencement Quarter
Line of Credit Facility [Line Items]
Floor interest rate		0.25%
Unencumbered Properties
Line of Credit Facility [Line Items]
Real estate investments, at cost					231,500
Revolving Credit Facility
Line of Credit Facility [Line Items]
Repayments of credit facility borrowings	$ 17,600
Revolving Credit Facility | Credit Facilities
Line of Credit Facility [Line Items]
Maximum borrowing capacity			630,000
Outstanding balance					$ 173,674	$ 100,618
Effective interest rate					3.21%	4.08%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum | Term Loan | Commencement Quarter
Line of Credit Facility [Line Items]
Interest rate		1.55%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum | Credit Facilities | Covenant Period August 10 2020
Line of Credit Facility [Line Items]
Interest rate		1.85%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum | Credit Facilities | Commencement Quarter
Line of Credit Facility [Line Items]
Interest rate		1.60%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum | Term Loan | Covenant Period August 10 2020
Line of Credit Facility [Line Items]
Interest rate		2.55%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum | Term Loan | Commencement Quarter
Line of Credit Facility [Line Items]
Interest rate		2.30%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum | Credit Facilities | Covenant Period August 10 2020
Line of Credit Facility [Line Items]
Interest rate		2.60%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum | Credit Facilities | Commencement Quarter
Line of Credit Facility [Line Items]
Interest rate		2.35%
Revolving Credit Facility | Base Rate | Minimum | Term Loan | Covenant Period August 10 2020
Line of Credit Facility [Line Items]
Interest rate		0.55%
Revolving Credit Facility | Base Rate | Minimum | Term Loan | Commencement Quarter
Line of Credit Facility [Line Items]
Interest rate		0.30%
Revolving Credit Facility | Base Rate | Minimum | Credit Facilities | Covenant Period August 10 2020
Line of Credit Facility [Line Items]
Interest rate		0.60%
Revolving Credit Facility | Base Rate | Minimum | Credit Facilities | Commencement Quarter
Line of Credit Facility [Line Items]
Interest rate		0.35%
Revolving Credit Facility | Base Rate | Maximum | Term Loan | Covenant Period August 10 2020
Line of Credit Facility [Line Items]
Interest rate		1.30%
Revolving Credit Facility | Base Rate | Maximum | Term Loan | Commencement Quarter
Line of Credit Facility [Line Items]
Interest rate		1.05%
Revolving Credit Facility | Base Rate | Maximum | Credit Facilities | Covenant Period August 10 2020
Line of Credit Facility [Line Items]
Interest rate		1.35%
Revolving Credit Facility | Base Rate | Maximum | Credit Facilities | Commencement Quarter
Line of Credit Facility [Line Items]
Interest rate		1.10%
Secured Debt
Line of Credit Facility [Line Items]
Remaining borrowing capacity					$ 48,300
Secured Debt | Minimum
Line of Credit Facility [Line Items]
Line of credit, increase			370,000
Secured Debt | Maximum
Line of Credit Facility [Line Items]
Line of credit, increase			$ 1,000,000
Credit Facilities
Line of Credit Facility [Line Items]
Outstanding balance					319,376	$ 245,947
Minimum net worth required for compliance		$ 1,200
Net offering proceeds, percent		75.00%
Credit Facilities | Term Loan
Line of Credit Facility [Line Items]
Outstanding balance					$ 150,000	$ 150,000
Effective interest rate					4.95%	4.05%
Credit Facilities | Fannie Mae Master Credit Facilities
Line of Credit Facility [Line Items]
Outstanding balance					$ 355,175	$ 359,322
Capital One Facility | Credit Facilities | Fannie Mae Master Credit Facilities
Line of Credit Facility [Line Items]
Outstanding balance					$ 212,467	$ 216,614
Effective interest rate					2.60%	4.17%
KeyBank Facility | Credit Facilities | Fannie Mae Master Credit Facilities
Line of Credit Facility [Line Items]
Outstanding balance					$ 142,708	$ 142,708
Effective interest rate					2.65%	4.22%